Shareholders' equity - Share capital (Details) - AUD ($) $ in Millions	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Shareholders' equity
Ordinary share capital, fully paid	$ 39,667	$ 41,601	$ 41,604
Total treasury shares	(651)	(606)	(603)
Total share capital	39,016	40,995	41,001
NCI	$ 54	$ 57	$ 49
Number of unvested RSP treasury shares held	5,076,534	4,363,329	4,322,935